32. Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	R$ 1,052,208	R$ 1,003,881	R$ 1,280,745
Third-party services
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	400,600	437,788	495,309
Materials and supplies
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	507,899	387,278	588,414
Personnel
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	124,469	143,266	135,272
Others
DisclosureOfConstructionCostsLineItems [Line Items]
Construction cost	R$ 19,160	R$ 35,549	R$ 61,750